Condensed Consolidating Financial Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets
Condensed Consolidating Balance Sheet
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,948	8,772	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,234	(112,435)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	74,013	108,578	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	650,405	—	(650,405)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,017,894	$1,235,778	$(654,262)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,524	(16)	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,468	(121,223)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	32,502	(2,357)	33,284
Total liabilities	343,860	660,326	(123,580)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	894,223	(894,223)	2,057,974
Accumulated deficit	(650,918)	(318,771)	363,541	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	674,034	575,452	(530,682)	718,804
Total liabilities and stockholders’ equity	$1,017,894	$1,235,778	$(654,262)	$1,599,410
Condensed Consolidating Balance Sheet
As of December 31, 2011

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$148,363	$63,420	$—	$211,783
Marketable securities	28,606	—	—	28,606
Restricted cash	—	1,781	—	1,781
Accounts receivable, net	12,622	102,135	—	114,757
Prepaid expenses	3,974	9,189	—	13,163
Deferred income taxes, net	7,286	13,024	18,127	38,437
Due from affiliates	178,705	19,702	(198,407)	—
Other current assets	8,393	15,137	—	23,530
Total current assets	387,949	224,388	(180,280)	432,057
Long-term marketable securities	1,001	—	—	1,001
Property and equipment, net	21,622	367,927	—	389,549
Long-term deferred income taxes, net	31,841	57,711	82,824	172,376
Goodwill	88,920	289,315	—	378,235
Purchased intangible assets, net	304	285,057	—	285,361
Investment in subsidiaries	550,962	—	(550,962)	—
Other long-term assets	11,888	9,984	—	21,872
Total assets	$1,094,487	$1,234,382	$(648,418)	$1,680,451
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$7,741	$8,282	$—	$16,023
Accrued payroll and related expenses	10,346	18,744	—	29,090
Other accrued liabilities	21,262	105,697	(118)	126,841
Deferred revenue	16,249	45,191	—	61,440
Due to affiliates	12,684	185,723	(198,407)	—
Current portion of debt and capital lease obligations	20	1,635	—	1,655
Total current liabilities	68,302	365,272	(198,525)	235,049
Long-term debt and capital lease obligations	290,221	363,544	—	653,765
Other long-term liabilities	7,288	33,086	(1,881)	38,493
Total liabilities	365,811	761,902	(200,406)	927,307
Stockholders’ equity:
Common stock	1,962	—	—	1,962
Additional paid-in capital	2,071,298	717,630	(717,630)	2,071,298
Accumulated deficit	(638,136)	(245,150)	269,618	(613,668)
Treasury stock, at cost	(706,434)	—	—	(706,434)
Accumulated other comprehensive loss	(14)	—	—	(14)
Total stockholders’ equity	728,676	472,480	(448,012)	753,144
Total liabilities and stockholders’ equity	$1,094,487	$1,234,382	$(648,418)	$1,680,451

Schedule of Condensed Consolidating Statements of Comprehensive Income (Loss)
Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$339,369	$1,003,338	$(7,572)	$1,335,135
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	110,674	529,514	(7,572)	632,616
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	96,544	332,543	—	429,087
Depreciation and amortization	7,818	175,347	—	183,165
Restructuring, acquisition and integration-related costs	9,391	8,853	—	18,244
Total operating costs and expenses	224,427	1,046,257	(7,572)	1,263,112
Income (loss) from operations	114,942	(42,919)	—	72,023
Interest expense and other, net	(27,506)	(35,910)	—	(63,416)
Equity in losses of subsidiaries	(74,120)	—	74,120	—
Income (loss) before income taxes	13,316	(78,829)	74,120	8,607
Income tax (provision) benefit	(26,098)	8,727	18,702	1,331
Income (loss) from continuing operations	(12,782)	(70,102)	92,822	9,938
Loss from discontinued operations, net of tax	—	(4,018)	1,600	(2,418)
Net income (loss)	$(12,782)	$(74,120)	$94,422	$7,520

Comprehensive income (loss)	$(12,756)	$(74,120)	$94,422	$7,546

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$402,229	$901,020	$(2,706)	$1,300,543
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	123,306	460,664	(2,706)	581,264
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	104,367	293,207	—	397,574
Depreciation and amortization	9,767	150,226	—	159,993
Restructuring, acquisition and integration-related costs	10,309	21,759	—	32,068
Total operating costs and expenses	247,749	925,856	(2,706)	1,170,899
Income (loss) from operations	154,480	(24,836)	—	129,644
Interest expense and other, net	(32,922)	(37,718)	—	(70,640)
Equity in losses of subsidiaries	(59,949)	—	59,949	—
Income (loss) before income taxes	61,609	(62,554)	59,949	59,004
Income tax (provision) benefit	(47,359)	7,140	18,488	(21,731)
Income (loss) from continuing operations	14,250	(55,414)	78,437	37,273
Loss from discontinued operations, net of tax	—	(4,535)	1,829	(2,706)
Net income (loss)	$14,250	$(59,949)	$80,266	$34,567

Comprehensive income (loss)	$13,995	$(59,949)	$80,266	$34,312

Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$494,450	$127,105	$(351)	$621,204
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	151,404	82,946	(351)	233,999
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	130,288	47,599	—	177,887
Depreciation and amortization	11,319	12,071	—	23,390
Restructuring, acquisition and integration-related costs	15,603	6,765	—	22,368
Impairment of intangible assets	—	1,711	—	1,711
Total operating costs and expenses	308,614	151,092	(351)	459,355
Income (loss) from operations	185,836	(23,987)	—	161,849
Interest expense and other, net	(17,299)	(6,110)	—	(23,409)
Equity in losses of subsidiaries	(23,167)	—	23,167	—
Income (loss) before income taxes	145,370	(30,097)	23,167	138,440
Income tax (provision) benefit	(68,041)	7,086	4,088	(56,867)
Income (loss) from continuing operations	77,329	(23,011)	27,255	81,573
Loss from discontinued operations, net of tax	—	(156)	63	(93)
Net income (loss)	$77,329	$(23,167)	$27,318	$81,480

Comprehensive income (loss)	$77,076	$(23,167)	$27,318	$81,227

Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$402,229	$901,020	$(2,706)	$1,300,543
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	123,306	460,664	(2,706)	581,264
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	104,367	293,207	—	397,574
Depreciation and amortization	9,767	150,226	—	159,993
Restructuring, acquisition and integration-related costs	10,309	21,759	—	32,068
Total operating costs and expenses	247,749	925,856	(2,706)	1,170,899
Income (loss) from operations	154,480	(24,836)	—	129,644
Interest expense and other, net	(32,922)	(37,718)	—	(70,640)
Equity in losses of subsidiaries	(59,949)	—	59,949	—
Income (loss) before income taxes	61,609	(62,554)	59,949	59,004
Income tax (provision) benefit	(47,359)	7,140	18,488	(21,731)
Income (loss) from continuing operations	14,250	(55,414)	78,437	37,273
Loss from discontinued operations, net of tax	—	(4,535)	1,829	(2,706)
Net income (loss)	$14,250	$(59,949)	$80,266	$34,567

Comprehensive income (loss)	$13,995	$(59,949)	$80,266	$34,312

Schedule of Condensed Consolidating Statements of Cash Flows
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$28,265	$162,790	$—	$191,055
Cash flows from investing activities:
Purchases of property and equipment	(9,369)	(137,991)	—	(147,360)
Purchases of investments in marketable securities	(73,060)	—	—	(73,060)
Sales and maturities of investments in marketable securities	55,816	—	—	55,816
Payment for investment in subsidiary stock	(33,475)	—	33,475	—
Change in restricted cash	—	768	—	768
Net cash used in investing activities	(60,088)	(137,223)	33,475	(163,836)
Cash flows from financing activities:
Principal payments under capital lease obligations	(49)	(35,238)	—	(35,287)
Repurchases of common stock	(25,415)	—	—	(25,415)
Payment of dividends	(21,128)	—	—	(21,128)
Proceeds from exercises of stock options	338	—	—	338
Proceeds from parent	—	33,475	(33,475)	—
Other	26	85	—	111
Net cash used in financing activities	(46,228)	(1,678)	(33,475)	(81,381)
Net (decrease) increase in cash and cash equivalents	(78,051)	23,889	—	(54,162)
Cash and cash equivalents, beginning of year	148,363	63,420	—	211,783
Cash and cash equivalents, end of year	$70,312	$87,309	$—	$157,621
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2011

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$129,515	$16,719	$—	$146,234
Cash flows from investing activities:
Purchase of businesses, net of cash acquired	(20,236)	(22,859)	—	(43,095)
Purchases of property and equipment	(9,341)	(92,626)	—	(101,967)
Purchases of marketable securities	(29,621)	—	—	(29,621)
Sales and maturities of investments in marketable securities	319,729	—	—	319,729
Payment for investment in subsidiary stock	(30,000)	—	30,000	—
Change in restricted cash	—	489	—	489
Other	(600)	(3,341)	—	(3,941)
Net cash provided by (used in) investing activities	229,931	(118,337)	30,000	141,594
Cash flows from financing activities:
Proceeds from issuance of debt, net of issues costs	278,256	—	—	278,256
Repayment of debt and capital lease obligations	(257,063)	(271,487)	—	(528,550)
Repurchases of common stock	(46,989)	—	—	(46,989)
Payment of dividends	(22,913)	—	—	(22,913)
Proceeds from exercises of stock options	619	—	—	619
Proceeds from parent	—	30,000	(30,000)	—
Change in due to/from affiliates, net	(360,608)	360,608	—	—
Other	—	580	—	580
Net cash (used in) provided by financing activities	(408,698)	119,701	(30,000)	(318,997)
Net (decrease) increase in cash and cash equivalents	(49,252)	18,083	—	(31,169)
Cash and cash equivalents, beginning of year	197,615	45,337	—	242,952
Cash and cash equivalents, end of year	$148,363	$63,420	$—	$211,783

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$167,691	$(13,242)	$—	$154,449
Cash flows from investing activities:
Purchase of business, net of cash acquired	(251,489)	59,237	—	(192,252)
Purchases of property and equipment	(6,447)	(17,578)	—	(24,025)
Purchases of investments in marketable securities	(362,127)	—	—	(362,127)
Sales and maturities of investments in marketable securities	132,592	—	—	132,592
Payments to settle precombination stock awards	—	(9,062)	—	(9,062)
Proceeds received from investments in other companies	1,618	—	—	1,618
Payment for investment in subsidiary stock	(10,000)	—	10,000	—
Change in restricted cash	—	(937)	—	(937)
Net cash (used in) provided by investing activities	(495,853)	31,660	10,000	(454,193)
Cash flows from financing activities:
Principal payments under capital lease obligations	(35)	—	—	(35)
Repurchases of common stock	(851)	—	—	(851)
Payment of dividends	(67,474)	—	—	(67,474)
Proceeds from exercises of stock options	2,829	—	—	2,829
Proceeds from issuance of stock subscription	—	10,000	(10,000)	—
Change in due to/from affiliates, net	(15,676)	15,676	—	—
Other financing activities	(2,768)	—	—	(2,768)
Net cash (used in) provided by financing activities	(83,975)	25,676	(10,000)	(68,299)
Net (decrease) increase in cash and cash equivalents	(412,137)	44,094	—	(368,043)
Cash and cash equivalents, beginning of year	609,752	1,243	—	610,995
Cash and cash equivalents, end of year	$197,615	$45,337	$—	$242,952